Related Party Transactions - Schedule of Net Revenues – Related Parties (Details) - Related Party [Member] - USD ($)	5 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Revenues to Related Parties [Line Items]
Total	$ 54,633	$ 54,633	$ 144,609	$ 166,325
Nanjing Culture [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship		Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature		Technological service fee revenue
Total	12,824		39,643	29,934
Jinling Cultural [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship		It is controlled or owned by Huajun Gao and/or Aimin Kong, each a 2.6% beneficial shareholder of the Company from May 31, 2024 and 10.7% beneficial shareholder prior to May 31, 2024
Nature		Technological service fee revenue
Total				21,542
Hunan Huaqiang Artwork Trading Center Co., Ltd. [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship		49% owned by Jinling Cultural
Nature		Technological service fee revenue
Total				17,091
Kashi Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Schedule of Net Revenues to Related Parties [Line Items]
Relationship		100% owned by Nanjing Jinwang
Nature		Technological service fee revenue
Total	$ 41,809		$ 104,966	$ 97,758